Note 5 - Long-term Debt (Details Textual)					12 Months Ended
	Oct. 01, 2019	Mar. 31, 2019	Jun. 18, 2018	Aug. 16, 2016 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 09, 2016 USD ($)
Debt Instrument, Covenant, Interest Coverage Ratio					4
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval					$ 50,000
Dividends, Preferred Stock, Cash					23,000
Repayments of Notes Payable				$ 22,600,000	166,000	$ 236,000	$ 9,501,000
Other Loans Payable, Long-term, Noncurrent								$ 100,000,000
Debt Instrument, Unamortized Discount, Total								$ 200,000
Long-term Debt, Total					417,834,000	332,633,000
Pledged Assets Not Separately Reported, Fixed Assets					900,300,000
Tax-exempt Bond [Member]
Long-term Debt, Total					$ 9,983,000
Scenario, Forecast [Member]
Debt Instrument, Covenant, Interest Coverage Ratio	4	2
Subsequent Event [Member]
Debt Instrument, Covenant, Interest Coverage Ratio			1.1